Consolidated Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 26.8%
Communication Services 1.2%
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	2,931,457
Discovery Communications LLC, 3.45%, 3/15/2025	2,000,000	1,922,380
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	666,667	655,715
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	264,000	220,968
Meituan, 144A, 2.125%, 10/28/2025	720,000	661,230
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	962,550
Sprint LLC, 7.625%, 3/1/2026	1,670,000	1,716,289
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	915,286
T-Mobile U.S.A., Inc., 3.5%, 4/15/2025	5,000,000	4,824,542
		14,810,417
Consumer Discretionary 2.0%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,897,246
Aptiv PLC, 2.396%, 2/18/2025	2,780,000	2,645,116
AutoZone, Inc., 4.5%, 2/1/2028	2,610,000	2,503,246
Daimler Truck Finance North America LLC, 144A, 5.15%, 1/16/2026	1,600,000	1,578,948
Dollar General Corp., 4.25%, 9/20/2024	1,580,000	1,552,811
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,360,000	1,261,830
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,763,186
144A, 5.95%, 9/21/2026	4,000,000	3,988,638
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	513,000
Kia Corp., 144A, 1.0%, 4/16/2024	1,130,000	1,100,112
Marriott International, Inc., 5.45%, 9/15/2026	560,000	554,863
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	740,000	745,426
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	2,312,556
144A, 11.5%, 6/1/2025	184,000	194,234
		25,611,212
Consumer Staples 0.9%
Constellation Brands, Inc., 5.0%, 2/2/2026	1,600,000	1,571,138
Coty, Inc., 144A, 5.0%, 4/15/2026	2,390,000	2,295,894
Haleon UK Capital PLC, 3.125%, 3/24/2025	4,000,000	3,841,930
JBS U.S.A. Lux SA, 2.5%, 1/15/2027	960,000	847,987
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,740,000	1,651,487
Mondelez International, Inc., 2.125%, 3/17/2024	1,360,000	1,337,021
		11,545,457
Energy 2.3%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,014,240
Canadian Natural Resources Ltd.:
3.8%, 4/15/2024	750,000	740,300
3.9%, 2/1/2025	2,150,000	2,087,269
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	770,000	772,415
DCP Midstream Operating LP, 5.375%, 7/15/2025	2,440,000	2,407,085

Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	2,270,000	2,190,468
Magellan Midstream Partners LP, 5.0%, 3/1/2026	3,000,000	2,944,438
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,408,904
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,971,651
Petroleos Mexicanos, 4.875%, 1/18/2024 (a)	1,000,000	991,309
Phillips 66, 0.9%, 2/15/2024	2,020,000	1,982,158
Plains All American Pipeline LP, 3.85%, 10/15/2023	4,000,000	3,993,001
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,174,250
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	887,000	880,032
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,176,167
		29,733,687
Financials 10.6%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	1,889,918
4.875%, 1/16/2024	2,350,000	2,340,584
Aircastle Ltd.:
144A, 5.25%, 8/11/2025	2,000,000	1,948,086
144A, 6.5%, 7/18/2028	1,700,000	1,667,153
Ally Financial, Inc., 1.45%, 10/2/2023	2,500,000	2,500,000
American Express Co., 3.375%, 5/3/2024	2,740,000	2,697,752
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,197,819
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,675,000
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	3,912,959
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	960,086
Barclays PLC, 1.007%, 12/10/2024	5,000,000	4,945,560
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	1,962,347
BPCE SA:
144A, 2.375%, 1/14/2025	300,000	284,270
144A, 5.7%, 10/22/2023	1,645,000	1,643,435
Capital One Financial Corp., 4.985%, 7/24/2026	3,230,000	3,133,917
Citizens Bank NA, 4.119%, 5/23/2025	2,000,000	1,933,594
Corebridge Financial, Inc., 3.5%, 4/4/2025	2,050,000	1,966,813
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	937,368
Credit Agricole SA, 144A, 5.589%, 7/5/2026	3,330,000	3,304,445
Danske Bank AS, 144A, 6.466%, 1/9/2026	5,000,000	4,990,850
Equitable Financial Life Global Funding, 144A, 0.5%, 11/17/2023	1,000,000	993,691
HSBC Holdings PLC:
4.25%, 3/14/2024	5,600,000	5,551,142
7.336%, 11/3/2026	3,000,000	3,062,324
ING Groep NV, 3.55%, 4/9/2024	3,950,000	3,897,544
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	890,000	900,826
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,060,000	2,015,987
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,584,316
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,747,370
Lloyds Banking Group PLC:
4.716%, 8/11/2026	1,440,000	1,400,359
5.985%, 8/7/2027	1,140,000	1,129,734
Macquarie Group Ltd., 144A, SOFR + 0.92%, 6.274% (b), 9/23/2027	6,000,000	5,917,519
Mitsubishi UFJ Financial Group, Inc.:
0.962%, 10/11/2025	3,200,000	3,025,837
5.719%, 2/20/2026	7,000,000	6,958,559
Morgan Stanley:
0.791%, 1/22/2025	6,000,000	5,883,840
3.62%, 4/17/2025	6,000,000	5,905,535
Nasdaq, Inc., 5.65%, 6/28/2025	670,000	667,945
NatWest Markets PLC, 144A, 0.8%, 8/12/2024	1,000,000	955,908

Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,380,150
5.099%, 7/3/2025	3,000,000	2,942,755
Pacific Life Global Funding II, 144A, SOFR + 0.86%, 6.204% (b), 6/16/2025	2,000,000	2,002,320
SNB Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	961,870
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,522,401
Standard Chartered PLC:
144A, 1.822%, 11/23/2025	1,010,000	954,386
144A, 6.17%, 1/9/2027	2,120,000	2,109,109
144A, 7.776%, 11/16/2025	1,560,000	1,588,591
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 5.793% (b), 9/16/2024	2,240,000	2,234,408
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	2,987,754
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	963,774
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,794,045
Truist Financial Corp., 6.047%, 6/8/2027	5,000,000	4,945,612
UBS Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,292,783
		138,170,350
Health Care 1.3%
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	995,798
CVS Health Corp., 3.875%, 7/20/2025	2,858,000	2,761,383
Humana, Inc., 5.7%, 3/13/2026	6,000,000	5,979,576
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	370,000	342,113
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	1,205,000	1,105,627
6.0%, 4/15/2024	1,525,000	1,517,277
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,482,335
		17,184,109
Industrials 1.9%
Albemarle Corp., 4.65%, 6/1/2027	2,220,000	2,116,762
Boeing Co., 1.95%, 2/1/2024	2,000,000	1,972,428
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,205,000	1,135,516
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	390,000	378,806
Global Payments, Inc.:
1.5%, 11/15/2024	4,290,000	4,074,954
4.95%, 8/15/2027	920,000	884,170
HEICO Corp., 5.25%, 8/1/2028	2,970,000	2,897,367
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,103,614
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,160,000	1,164,540
Penske Truck Leasing Co. LP:
144A, 1.2%, 11/15/2025	3,155,000	2,838,029
144A, 1.7%, 6/15/2026	3,000,000	2,659,574
144A, 4.4%, 7/1/2027	1,960,000	1,836,793
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,651,000	1,639,724
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	134,639	134,575
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	375,885
		25,212,737
Information Technology 1.8%
Concentrix Corp., 6.65%, 8/2/2026	3,220,000	3,200,606
Dell International LLC, 5.25%, 2/1/2028	2,060,000	2,028,549
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	3,975,600
HP, Inc., 2.2%, 6/17/2025	4,190,000	3,939,329

Microchip Technology, Inc.:
0.972%, 2/15/2024	4,000,000	3,926,420
0.983%, 9/1/2024	1,570,000	1,498,740
4.25%, 9/1/2025	170,000	164,467
NXP BV, 4.4%, 6/1/2027	1,370,000	1,299,745
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,348,921
Take-Two Interactive Software, Inc., 3.3%, 3/28/2024	71,000	70,034
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,334,240
		23,786,651
Materials 1.5%
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	890,000	875,291
Chemours Co., 5.375%, 5/15/2027	1,250,000	1,152,917
First Quantum Minerals Ltd., 144A, 6.875%, 3/1/2026	3,545,000	3,441,081
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,385,000	1,277,181
144A, 4.125%, 3/12/2024	4,640,000	4,600,024
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,465,500
REG S, 4.75%, 5/15/2025	500,000	488,500
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,787,753
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,358,525
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,483,559
Nucor Corp., 2.0%, 6/1/2025	635,000	596,213
		19,526,544
Real Estate 1.6%
American Tower Corp., (REIT), 2.4%, 3/15/2025 (a)	2,770,000	2,626,270
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	3,600,000	3,270,566
(REIT), 1.25%, 7/15/2025	690,000	634,640
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,340,000	911,562
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,580,000	2,543,239
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	217,054
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	886,775
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	979,379
REG S, (REIT), 5.25%, 12/15/2024	1,000,000	979,379
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,759,275
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	140,000	133,949
144A, (REIT), 4.625%, 6/15/2025	330,000	318,678
Welltower OP LLC, (REIT), 3.625%, 3/15/2024	4,500,000	4,448,505
		20,709,271
Utilities 1.7%
Alexander Funding Trust, 144A, 1.841%, 11/15/2023	2,200,000	2,185,456
American Electric Power Co., Inc.:
Series M, 0.75%, 11/1/2023	2,255,000	2,245,217
5.699%, 8/15/2025	4,280,000	4,258,063
CenterPoint Energy, Inc., SOFR + 0.65%, 5.991% (b), 5/13/2024	3,270,000	3,269,399
Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,075,296
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	881,813
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/2025	810,000	811,226
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,301,649

Pacific Gas and Electric Co., 1.7%, 11/15/2023	1,620,000	1,610,956
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	3,000,000	2,925,805
		22,564,880
Total Corporate Bonds (Cost $359,203,401)		348,855,315

Asset-Backed 8.2%
Automobile Receivables 3.4%
AmeriCredit Automobile Receivables Trust:
“C”, Series 2020-2, 1.48%, 2/18/2026	1,100,000	1,071,672
“C”, Series 2019-2, 2.74%, 4/18/2025	149,656	149,435
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	722,829
Carvana Auto Receivables Trust:
“A3”, Series 2022-P2, 4.13%, 4/12/2027	1,500,000	1,468,582
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,287,608
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	998,068
CPS Auto Receivables Trust:
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	1,668,000	1,593,294
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	3,000,000	2,898,959
“B”, Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	414,376
“E”, Series 2019-B, 144A, 5.0%, 3/17/2025	885,950	884,012
“E”, Series 2019-A, 144A, 5.81%, 3/16/2026	1,761,448	1,760,692
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	1,500,000	1,501,102
Exeter Automobile Receivables Trust, “D”, Series 2020-2A, 144A, 4.73%, 4/15/2026	1,524,406	1,516,029
Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	672,952
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	724,288	704,546
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,059,845	2,005,138
“C”, Series 2019-4, 144A, 2.77%, 12/15/2025	26,378	26,302
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	48,756	48,689
GLS Auto Receivables Trust, “B”, Series 2022-2A, 144A, 4.7%, 9/15/2026	3,370,000	3,315,128
GMF Floorplan Owner Revolving Trust, “C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	698,453
Hertz Vehicle Financing III LLC:
“C”, Series 2022-1A, 144A, 2.63%, 6/25/2026	548,000	510,829
“C”, Series 2022-3A, 144A, 4.35%, 3/25/2025	500,000	496,029
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	2,000,000	1,894,981
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	4,500,000	4,263,901
JPMorgan Chase Bank NA:
“B”, Series 2021-3, 144A, 0.76%, 2/26/2029	225,403	215,537
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	1,014,314	969,589
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	180,322	171,643
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	267,295	260,737
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	158,621	153,894
“D”, Series 2021-1, 144A, 1.174%, 9/25/2028	438,531	427,600
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	68,330	67,674
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	185,058	180,368
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	110,593	108,184
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	113,923	113,120
OneMain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,530,578
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	1,350,000	1,303,820
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,251,867
Santander Bank Auto Credit Linked Notes, “B”, Series 2022-A, 144A, 5.281%, 5/15/2032	1,049,523	1,036,753

Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	281,772	274,647
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	190,196	186,469
Santander Consumer Auto Receivables Trust, “B”, Series 2021-BA, 144A, 1.45%, 10/16/2028	52,036	51,516
Santander Drive Auto Receivables Trust:
“C”, Series 2022-1, 2.56%, 4/17/2028	1,200,000	1,155,276
“C”, Series 2022-5, 4.74%, 10/16/2028	875,000	850,343
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,489,078
		43,702,299
Credit Card Receivables 0.9%
Brex, Inc., “A”, Series 2022-1, 144A, 4.63%, 7/15/2025	2,000,000	1,967,673
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,795,299
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,931,318
Genesis Sales Finance Master Trust, “A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,661,750
Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	820,093
Mercury Financial Credit Card Master Trust, “A”, Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,393,115
		11,569,248
Miscellaneous 3.9%
American Homes 4 Rent Trust:
“D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	400,000	386,629
“C”, Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,348,000	1,315,047
Barings CLO Ltd., “BR”, Series 2015-IA, 144A, 90-day average SOFR + 1.662%, 6.988% (b), 1/20/2031	2,000,000	1,973,638
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 90-day average SOFR + 1.612%, 6.938% (b), 10/20/2030	4,000,000	3,945,980
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,751,947	2,355,629
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,290,589
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,400,000	2,243,453
Domino's Pizza Master Issuer LLC, “A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	3,810,000	3,614,745
Elara HGV Timeshare Issuer LLC, “C”, Series 2023-A, 144A, 7.3%, 2/25/2038 (c)	500,000	500,468
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	241,603	226,411
Madison Park Funding XXIX Ltd., “A2”, Series 2018-29A, 144A, 90-day average SOFR + 1.712%, 7.022% (b), 10/18/2030	2,500,000	2,487,867
Madison Park Funding XXVI Ltd., “AR”, Series 2017-26A, 144A, 90-day average SOFR + 1.462%, 6.831% (b), 7/29/2030	3,576,999	3,573,623
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	206,092	185,742
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	147,207	135,509
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	412,471	381,974
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	147,207	137,055
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	513,177	491,382
Neuberger Berman Loan Advisers CLO Ltd.:
“B”, Series 2018-27A, 144A, 90-day average SOFR + 1.662%, 6.97% (b), 1/15/2030	5,250,000	5,196,865
“A2”, Series 2018-29A, 144A, 90-day average SOFR + 1.662%, 6.982% (b), 10/19/2031	3,000,000	2,968,548
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	935,428
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	2,171,801	1,956,013
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	397,161	370,473
Progress Residential Trust, “E”, Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	483,173

Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	274,791	259,645
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 90-day average SOFR + 1.612%, 6.92% (b), 1/15/2031	10,000,000	9,728,630
Voya CLO Ltd., “A1RR”, Series 2014-2A, 144A, 90-day average SOFR + 1.282%, 6.59% (b), 4/17/2030	2,271,656	2,266,631
		51,411,147
Total Asset-Backed (Cost $110,451,654)		106,682,694

Commercial Mortgage-Backed Securities 5.1%
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 30-day average SOFR + 1.727%, 7.06% (b), 6/15/2035	6,000,000	5,782,500
BAMLL Commercial Mortgage Securities Trust:
“A”, Series 2018-DSNY, 144A, 30-day average SOFR + 0.897%, 6.48% (b), 9/15/2034	950,000	945,579
“B”, Series 2018-DSNY, 144A, 30-day average SOFR + 1.197%, 6.78% (b), 9/15/2034	9,200,000	9,156,387
“C”, Series 2018-DSNY, 144A, 30-day average SOFR + 1.397%, 6.98% (b), 9/15/2034	130,000	129,117
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 30-day average SOFR + 1.454%, 6.786% (b), 10/15/2034	1,500,000	1,486,707
BPR Trust:
“B”, Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 6.597% (b), 9/15/2038	506,000	477,098
“C”, Series 2021-TY, 144A, 30-day average SOFR + 1.814%, 7.147% (b), 9/15/2038	340,000	317,273
“C”, Series 2021-KEN, 144A, 30-day average SOFR + 2.664%, 7.996% (b), 2/15/2029	1,431,100	1,411,419
BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 30-day average SOFR + 1.414%, 6.746% (b), 4/15/2034	6,500,000	6,416,704
“D”, Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 7.147% (b), 10/15/2037	1,344,000	1,315,686
BX Trust, “D”, Series 2021-ARIA, 144A, 30-day average SOFR + 2.01%, 7.342% (b), 10/15/2036	1,725,000	1,645,967
BXP Trust:
“A”, Series 2017-CQHP, 144A, 30-day average SOFR + 0.897%, 6.23% (b), 11/15/2034	730,000	689,094
“B”, Series 2017-CQHP, 144A, 30-day average SOFR + 1.147%, 6.48% (b), 11/15/2034	6,210,000	5,744,031
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,987,057	1,669,128
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	880,732
“B”, Series 2020-FACT, 144A, 30-day average SOFR + 2.114%, 7.447% (b), 10/15/2037	2,756,000	2,651,348
“A”, Series 2020-TMIC, 144A, 30-day average SOFR + 3.614%, 8.947% (b), 12/15/2035	1,500,000	1,498,639
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	861,255
FHLMC Multifamily Structured Pass-Through Certificates, “X1”, Series K058, Interest Only, 1.038% (b), 8/25/2026	22,219,432	473,918
Hilton Orlando Trust, “A”, Series 2018-ORL, 144A, 30-day average SOFR + 1.067%, 6.399% (b), 12/15/2034	3,500,000	3,464,616
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 30-day average SOFR + 1.464%, 6.793% (b), 11/15/2036	4,417,400	4,361,534
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	872,975
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.589% (b), 6/15/2035	4,380,267	3,974,716
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 30-day average SOFR + 1.664%, 6.997% (b), 12/15/2037	116,389	114,633
Morgan Stanley Capital I Trust, “B”, Series 2018-SUN, 144A, 30-day average SOFR + 1.564%, 6.894% (b), 7/15/2035	2,353,200	2,317,648

Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.917% (b), 11/15/2032	2,000,000	1,440,000
One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 30-day average SOFR + 1.364%, 6.697% (b), 1/15/2036	2,378,000	2,211,540
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 30-day average SOFR + 2.114%, 7.447% (b), 7/15/2038	2,363,000	1,946,704
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 30-day average SOFR + 1.77%, 7.103% (b), 11/15/2036	500,000	483,531
UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only, 1.685% (b), 6/15/2050	27,795,216	1,159,822
Wells Fargo Commercial Mortgage Trust:
“A2”, Series 2016-C34, 2.603%, 6/15/2049	97,325	94,895
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	89,077	86,831
Total Commercial Mortgage-Backed Securities (Cost $68,280,258)		66,082,027

Collateralized Mortgage Obligations 1.5%
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,236,386	1,032,027
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	255,805	218,234
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	199,104	170,306
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	616,783	483,886
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,937,433	1,462,299
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,280,121	1,022,987
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.965% (b), 12/25/2041	500,000	489,698
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 8.415% (b), 3/25/2042	250,000	253,595
Ellington Financial Mortgage Trust, “A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,379,939	1,785,425
Fontainebleau Miami Beach Trust, “A”, Series 2019-FBLU, 144A, 3.144%, 12/10/2036	2,000,000	1,910,625
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 7.115% (b), 11/25/2041	1,200,000	1,171,872
FWD Securitization Trust, “A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	587,832	531,270
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	703,838	558,340
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	105,254	94,029
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,209,312	968,054
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,398,425	1,066,678
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 30-day average SOFR + 2.364%, 7.684% (b), 10/25/2057	1,394,592	1,413,095
JPMorgan Mortgage Trust, “A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	920,057	810,731
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	224,391	198,971
“A2”, Series 2021-NQM2, 144A, 1.317%, 11/25/2064	527,812	433,328
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	427,626	352,919
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	400,292	353,556
Towd Point Mortgage Trust, “M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,129,068
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	374,186	327,769
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	747,008	681,256
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	45,475	44,485
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	31,463	30,695
Total Collateralized Mortgage Obligations (Cost $23,345,207)		19,995,198

Government & Agency Obligations 30.4%
Other Government Related (d) 0.2%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,452,914
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	489,660
Vnesheconombank, 144A, 6.025%, 7/5/2022* (e)	1,500,000	0
		2,942,574
Sovereign Bonds 0.1%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,807,830
U.S. Treasury Obligations 30.1%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.543% (b), 10/31/2024 (f)	40,000,000	40,045,034
3-month U.S. Treasury Bill Money Market Yield + 0.169%, 5.572% (b), 4/30/2025 (f)	85,000,000	85,036,288
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.603% (b), 1/31/2025 (f)	50,000,000	50,073,312
U.S. Treasury Notes:
0.375%, 7/15/2024	50,000,000	48,050,781
0.375%, 9/15/2024	50,000,000	47,646,485
0.5%, 3/31/2025	25,000,000	23,295,899
2.125%, 3/31/2024	50,000,000	49,181,640
2.5%, 5/31/2024	50,000,000	49,033,203
		392,362,642
Total Government & Agency Obligations (Cost $404,231,445)		397,113,046

Short-Term U.S. Treasury Obligations 4.3%
U.S. Treasury Bills:
5.175% (g), 10/26/2023 (h)	5,000,000	4,982,389
5.197% (g), 10/26/2023 (f) (h)	10,000,000	9,964,778
5.23% (g), 1/4/2024	10,000,000	9,861,481
5.248% (g), 10/26/2023	7,000,000	6,975,344
5.32% (g), 3/21/2024	25,000,000	24,368,131
Total Short-Term U.S. Treasury Obligations (Cost $56,146,975)		56,152,123

	Contracts/ Notional Amount	Value ($)

Call Options Purchased 0.4%
Options on Exchange-Traded Futures Contracts
Brent Crude Oil Futures, Expiration Date 10/26/2023, Strike Price $90.0	1,200 1,200,000	4,944,000
Natural Gas Futures, Expiration Date 03/25/2024, Strike Price $4.5	600 6,000,000	575,400
Total Call Options Purchased (Cost $5,120,000)		5,519,400

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (i) (j) (Cost $530,575)	530,575	530,575

Cash Equivalents 26.0%
DWS Central Cash Management Government Fund, 5.36% (i)	279,136,690	279,136,690
DWS ESG Liquidity Fund "Capital Shares", 5.43% (i)	60,188,133	60,176,095
Total Cash Equivalents (Cost $339,318,838)		339,312,785

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,366,628,353)	102.7	1,340,243,163
Other Assets and Liabilities, Net	(2.7)	(35,705,189)
Net Assets	100.0	1,304,537,974
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 6/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (i) (j)
1,764,716	—	1,234,141 (k)	—	—	3,806	—	530,575	530,575
Cash Equivalents 26.0%
DWS Central Cash Management Government Fund, 5.36% (i)
228,703,308	331,368,531	280,935,149	—	—	3,087,438	—	279,136,690	279,136,690
DWS ESG Liquidity Fund "Capital Shares", 5.43% (i)
59,371,779	798,351	—	—	5,965	797,075	—	60,188,133	60,176,095
289,839,803	332,166,882	282,169,290	—	5,965	3,888,319	—	339,855,398	339,843,360

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $514,130, which is 0.0% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	At September 30, 2023, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At September 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Gold 100 oz. Futures	USD	12/27/2023	70	13,472,086	13,062,700	(409,386)
LME Copper Futures	USD	11/13/2023	44	9,111,440	9,084,900	(26,540)
LME Nickel Futures	USD	12/18/2023	440	74,990,298	49,265,040	(25,725,258)
LME Nickel Futures	USD	12/16/2024	25	3,547,950	2,973,900	(574,050)
LME Primary Aluminium Futures	USD	12/18/2023	475	29,728,333	27,935,938	(1,792,395)
Total unrealized depreciation						(28,527,629)
At September 30, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	10/31/2023	242	22,192,541	22,312,400	(119,859)
Globex Natural Gas Futures	USD	3/25/2024	138	4,236,142	4,133,100	103,042
LME Copper Futures	USD	11/13/2023	44	8,970,305	9,084,900	(114,595)
LME Nickel Futures	USD	12/16/2024	440	77,261,262	52,340,640	24,920,622
LME Nickel Futures	USD	12/18/2023	25	3,410,700	2,799,150	611,550
LME Primary Aluminium Futures	USD	12/18/2023	300	18,753,750	17,643,750	1,110,000
Total net unrealized appreciation						26,510,760

At September 30, 2023, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Call Options
Natural Gas Futures	600	3/25/2024	5.5	6,000,000	540,000	(265,800)	274,200
Brent Crude Oil Futures	1,200	10/26/2023	110.0	1,200,000	1,224,000	(192,000)	1,032,000
Total Call Options					1,764,000	(457,800)	1,306,200
Put Options
Natural Gas Futures	600	3/25/2024	2.0	6,000,000	660,000	(418,800)	241,200
Brent Crude Oil Futures	1,200	10/26/2023	57.0	1,200,000	3,716,000	(24,000)	3,692,000
LME Copper Futures	400	11/1/2023	7,600.0	10,000	326,228	(180,400)	145,828
Total Put Options					4,702,228	(623,200)	4,079,028
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2023, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Barclays Commodity Strategy 1673/BXCS1673	10/16/2023	Barclays Bank PLC	14,850,000	(0.28%)	At Expiration	(108,464)
Barclays Commodity Strategy 1721/BXCS1721	10/16/2023	Barclays Bank PLC	85,812,000	(0.40%)	At Expiration	(9,335)
Barclays Commodity Strategy 1750/BXCS1750	10/16/2023	Barclays Bank PLC	28,188,000	—	At Expiration	(106,121)
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	10/16/2023	Barclays Bank PLC	33,920,000	—	At Expiration	(226,060)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/16/2023	JPMorgan Chase Securities, Inc.	42,142,000	(0.11%)	At Expiration	(1,187,575)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/16/2023	JPMorgan Chase Securities, Inc.	42,142,000	(0.13%)	At Expiration	(1,120,463)
Bloomberg Commodity Index/BCOM	10/16/2023	JPMorgan Chase Securities, Inc.	126,425,000	(0.09%)	At Expiration	(3,100,129)
Bloomberg Commodity Index/BCOM	10/16/2023	Royal Bank of Canada	35,118,000	(0.14%)	At Expiration	(861,913)
Bloomberg Commodity Index/BCOM	10/16/2023	Societe Generale	106,525,000	(0.09%)	At Expiration	(2,612,151)
Bloomberg Commodity Index/BCOM	10/16/2023	Goldman Sachs & Co.	112,378,000	(0.09%)	At Expiration	(2,755,675)
Bloomberg Commodity Index/BCOM	10/16/2023	Macquarie Bank Ltd.	58,530,000	(0.12%)	At Expiration	(1,436,010)
Bloomberg Commodity Index/BCOM	10/16/2023	Canadian Imperial Bank of Commerce	46,824,000	(0.13%)	At Expiration	(1,149,013)
Bloomberg Commodity Index/BCOM	10/16/2023	Barclays Bank PLC	58,530,000	(0.11%)	At Expiration	(1,435,755)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Index/BCOM	10/16/2023	Morgan Stanley	58,530,000	(0.12%)	At Expiration	(1,436,062)
Bloomberg Copper Subindex/BCOMHG	10/16/2023	Merrill Lynch International Ltd.	13,000,000	(0.10%)	At Expiration	(217,747)
BNP Paribas Commodity C100 Index/BCKTC100	10/16/2023	BNP Paribas	78,850,000	(0.128%)	At Expiration	(1,530,811)
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	10/16/2023	Merrill Lynch International Ltd.	56,040,000	—	At Expiration	113,789
CIBC Milling Wheat Index/CIBZCA	10/16/2023	Canadian Imperial Bank of Commerce	12,892,000	(0.23%)	At Expiration	(426,384)
Citi Commodities Gold Call Ratio Index/CICXGCCR	10/16/2023	Citigroup, Inc.	18,648,000	—	At Expiration	(36,608)
Citi Custom CiVICS 7 Excess Return/CVICSER7	10/16/2023	Citigroup, Inc.	239,110,000	(0.177%)	At Expiration	(3,039,963)
Goldman Sachs Brent Vol Carry 04/GSVLGC04	10/16/2023	Goldman Sachs & Co.	11,000,000	(0.35%)	At Expiration	(159,272)
Goldman Sachs Brent Vol Carry 05/GSVLBR05	10/16/2023	Goldman Sachs & Co.	10,000,000	(0.35%)	At Expiration	(28,149)
Goldman Sachs Commodity COT Strategy 1099/ABGS1099	10/16/2023	Goldman Sachs & Co.	45,950,000	(0.35%)	At Expiration	(35,755)
Goldman Sachs Commodity COT Strategy 1193/ABGS1193	10/16/2023	Goldman Sachs & Co.	37,459,000	(0.086%)	At Expiration	(948,565)
JPMorgan JPDRXBA1 Index/JPDRXBA1	10/16/2023	JPMorgan Chase Securities, Inc.	82,701,000	(0.10%)	At Expiration	3,448
JPMorgan JPDRXDA1 Index/JPDRXDA1	10/16/2023	JPMorgan Chase Securities, Inc.	48,156,000	(0.10%)	At Expiration	(4,152)
JPMorgan Liquid Commodity Curve Value Long Only Index/JMABCCVL	10/16/2023	JPMorgan Chase Securities, Inc.	77,550,000	(0.35%)	At Expiration	(498,136)
JPMorgan NEO Commodity Curve Alpha Index/JMABNEO1	10/16/2023	JPMorgan Chase Securities, Inc.	64,860,000	(0.35%)	At Expiration	(85,790)
Macquarie Vol Product 2CL2/VMAC2CL2	10/16/2023	Macquarie Bank Ltd.	12,000,000	(0.10%)	At Expiration	(95,028)
Macquarie Vol Product 3GC1/VMAC3GC1	10/16/2023	Macquarie Bank Ltd.	8,000,000	(0.10%)	At Expiration	(77,719)
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	10/16/2023	Merrill Lynch International Ltd.	11,560,000	(0.35%)	At Expiration	(249,295)
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	10/16/2023	Merrill Lynch International Ltd.	58,530,000	(0.14%)	At Expiration	(1,436,519)
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	10/16/2023	Goldman Sachs & Co.	37,459,000	(0.35%)	At Expiration	(936,426)
Morgan Stanley MSCBDF11 Index/MSCBDF11	10/16/2023	Morgan Stanley	4,000,000	(0.476%)	At Expiration	0

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Morgan Stanley MSCBVB20 Index/ MSCBVB20	10/16/2023	Morgan Stanley	25,116,000	(0.45%)	At Expiration	(153,621)
RBC Enhanced Commodity 21VW Index/RBCE21VW	10/16/2023	Royal Bank of Canada	47,720,000	(0.20%)	At Expiration	(208,788)
RBC Enhanced Commodity CC3V Index/RBCSCC3V	10/16/2023	Royal Bank of Canada	37,350,000	(0.15%)	At Expiration	(50,435)
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	10/16/2023	Royal Bank of Canada	6,180,000	(0.35%)	At Expiration	(103,050)
SG RBD Index/SGCORBD	10/16/2023	Societe Generale	27,800,000	(0.35%)	At Expiration	(159,812)
SGI Commodity Dynamic Alpha Index/SGICCODA	10/16/2023	Societe Generale	33,260,000	(0.25%)	At Expiration	(54,916)
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	10/16/2023	Societe Generale	30,980,000	(0.17%)	At Expiration	(80,004)
Societe Generale Commodity Index/SGCOM11S	10/16/2023	Societe Generale	40,971,000	(0.13%)	At Expiration	(1,079,498)
Societe Generale M Po 3 U Index/SGCOL45E	10/16/2023	Societe Generale	16,388,000	(0.16%)	At Expiration	(464,265)
UBS Custom Commodity Index/UBSIB163	10/16/2023	UBS AG	74,902,000	(0.343%)	At Expiration	(1,597,282)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Zinc Subindex	BCOMZS	(13,000,000)	8.8	(696,763)
Bloomberg Nickel Subindex	BCOMNI	(13,000,000)	8.8	826,072
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	93,648,000	62.3	(2,559,396)
Bloomberg Gold Subindex	BCOMGC	407,000	0.2	(16,771)
Bloomberg Aluminum Subindex	BCOMAL	11,028,000	7.4	854,003
Bloomberg Natural Gas Subindex	BCOMNG	(15,898,000)	10.6	19,744
Bloomberg WTI Crude Oil Subindex	BCOMCL	(2,823,000)	1.9	(24,171)
UBS Custom Commodity Index/UBSIB163				(1,597,282)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS DBAM Basket 3 Custom Basket/UBSIB165	10/16/2023	UBS AG	13,000,000	(0.187%)	At Expiration	0
Total net unrealized depreciation						(31,185,479)

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2023, the Fund held $260,890,218 in the Subsidiary, representing 18.9% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$348,855,315	$—	$348,855,315
Asset-Backed (a)	—	106,682,694	—	106,682,694
Commercial Mortgage-Backed Securities	—	66,082,027	—	66,082,027
Collateralized Mortgage Obligations	—	19,995,198	—	19,995,198
Government & Agency Obligations (a)	—	397,113,046	0	397,113,046
Short-Term U.S. Treasury Obligations	—	56,152,123	—	56,152,123
Call Options Purchased	5,519,400	—	—	5,519,400
Short-Term Investments (a)	339,843,360	—	—	339,843,360
Derivatives (b)
Futures Contracts	26,745,214	—	—	26,745,214
Commodity-Linked Swap Contracts	—	117,237	—	117,237
Total	$372,107,974	$994,997,640	$0	$1,367,105,614

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(28,762,083)	$—	$—	$(28,762,083)
Written Options	(1,081,000)	—	—	(1,081,000)
Commodity-Linked Swap Contracts	—	(31,302,716)	—	(31,302,716)
Total	$(29,843,083)	$(31,302,716)	$—	$(61,145,799)
During the period ended September 30, 2023, the amount of transfers between Level 2 and Level 3 was $94,005. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures, commodity-linked swap contracts and written options, at value.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options	Swap Contracts	Futures Contracts
Commodity Contracts	$5,784,628	(31,185,479)	$(2,016,869)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECSF-PH1
R-080548-2 (1/25)